DERIVATIVE LIABILITY - Fair Value of the Derivative Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVE LIABILITY
Fair value of instrument	$ 35,010
Fair value of straight debt component	21,064
Fair value of embedded unit	$ 13,946	$ 0